Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Inventories	$ 5,289	$ 4,797
Lubricants [Member]
Inventories [Abstract]
Inventories	556	582
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 4,733	$ 4,215